Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Minimum future commitments by calendar year under noncancelable leases having an initial or remaining term in excess of one year:
2014	$ 5,357,000
2015	4,410,000
2016	2,271,000
2017	1,218,000
2018	460,000
Thereafter	245,000
Total minimum payments	13,961,000
Rent expense
Rent expense	$ 5,800,000	$ 5,300,000	$ 6,900,000